Goodwill and Other Intangible Assets - Schedule of Finite Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Core deposit intangible	$ 630	$ 739
Accumulated amortization	(109)	(109)
Total	$ 521	$ 630